Related Party Transactions	6 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related Party Transactions

9 Related party transactions

(a) Transactions with other related parties

The following transactions occurred with related parties:

	Consolidated entity
	31 December	31 December
	2019	2018
	$	$
Sales and purchases of goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	90,500	83,425

(i)	Purchases from entities controlled by key management personnel

The group acquired the following goods and services from entities that are controlled by members of the group's key management personnel:

●	rental of an office suite, and

●	warehousing, distribution and invoicing services.

Commencing on 1 June 2013, Grandlodge was contracted on commercial market arms-length terms to provide warehousing, distribution and invoicing services for Immuron's products for $70,000 per annum. These fees will be payable in new fully paid ordinary shares in Immuron Limited at a set price of $0.16 per share representing Immuron Limited's share price at the commencement of the agreement.